UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment [  ]; Amendment Number:  ______________
This Amendment (Check only one.):       [   ]  is a restatement.
                                        [   ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Rivanna Capital, LLC
Address::       600 Peter Jefferson Parkway, Suite 370
                Charlottesville, VA  22911

13F File Number :                     28 - 11576
                                         -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Craig F. Colberg
Title:        Member
Phone:        434-220-0430

Signature, Place, and Date of Signing:

Craig F. Colberg
Charlottesville, VA
January 21, 2008

Report Type  (Check only one.):
[X]         13F HOLDINGS REPORT
[ ]         13FNOTICE
[ ]         13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information table Entry Total:     24

Form 13F Information Table Value Total:     $189,710

List of Other Included Managers:     None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.       [NONE]

                                              FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
AFFILIATED MGR GP              COM              008252108     7699   65547 SH       SOLE    N/A         0 SHARED    0
ASPREVA PHARMACEUTICALS CORP   COM              04538T109     3463  133211 SH       SOLE    N/A         0 SHARED    0
BIOVAIL CORP INT'L             COM              09067K106     6020  447226 SH       SOLE    N/A         0 SHARED    0
CASH AMERICA INC CMN           COM              14754D100     7268  225000 SH       SOLE    N/A         0 SHARED    0
CELADON GROUP                  COM              150838100     7221  788314 SH       SOLE    N/A         0 SHARED    0
CERADYNE INC CALIF CMN         COM              156710105    13946  297169 SH       SOLE    N/A         0 SHARED    0
CORRECTIONS CORP AMERICA       COM              22025Y407    11086  375665 SH       SOLE    N/A         0 SHARED    0
DRS TECHNOLOGIES, INC          COM              23330X100     6178  113832 SH       SOLE    N/A         0 SHARED    0
FIRST CASH FINL SVCS INC COM   COM              31942D107    13547  922852 SH       SOLE    N/A         0 SHARED    0
FORREST OIL                    COM              346091705     5757  113231 SH       SOLE    N/A         0 SHARED    0
GEO GROUP INC CMN              COM              36159R103     3788  135300 SH       SOLE    N/A         0 SHARED    0
GMX RES INC COM                COM              38011M108     6348  196664 SH       SOLE    N/A         0 SHARED    0
INTERDIGITAL                   COM              45867G101     7264  311378 SH       SOLE    N/A         0 SHARED    0
LO-JACK CORP COM               COM              539451104     5617  334151 SH       SOLE    N/A         0 SHARED    0
MERITAGE CORP COM              COM              59001A102     4415  303013 SH       SOLE    N/A         0 SHARED    0
MAIDENFORM BRANDS INC          COM              560305104     5663  418560 SH       SOLE    N/A         0 SHARED    0
NASH FINCH CO                  COM              631158102     9899  280598 SH       SOLE    N/A         0 SHARED    0
NICE SYSTEMS, LTD              COM              653656108    13110  382005 SH       SOLE    N/A         0 SHARED    0
PETROQUEST                     COM              716748108     6992  488939 SH       SOLE    N/A         0 SHARED    0
PREMIERE GLOBAL SERVICES       COM              740585104     9903  666863 SH       SOLE    N/A         0 SHARED    0
PSYCHIATRIC SOLUTIONS          COM              740329107    12214  375812 SH       SOLE    N/A         0 SHARED    0
SERVICE CORP INT'L             COM              817565104    10450  743764 SH       SOLE    N/A         0 SHARED    0
SUPERIOR ENERGY SVCS INC COM   COM              868157108     5249  152492 SH       SOLE    N/A         0 SHARED    0
TRIDENT MICROSYSTEMS INC COM   COM              895919108     6614 1008200 SH       SOLE    N/A         0 SHARED    0